UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2017 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 65.3%
Consumer Discretionary - 10.6%
Bed Bath & Beyond	10,000	$394,600
Cato, Class A	12,500	274,500
Discovery Communications, Series C *	19,000	537,890
LKQ *	11,000	321,970
Walt Disney	7,000	793,730
Winnebago Industries	13,000	380,250
		2,702,940
Consumer Staples - 7.3%
Anheuser-Busch InBev - ADR	6,000	658,560
Crimson Wine Group *	19,250	192,500
Hershey	6,000	655,500
Wal-Mart Stores	5,000	360,400
		1,866,960
Energy - 1.9%
Chevron	4,418	474,361

Financials - 7.2%
Arthur J. Gallagher	7,000	395,780
Berkshire Hathaway, Class A *	2	499,700
Berkshire Hathaway, Class B *	2,900	483,372
Opus Bank	23,000	463,450
		1,842,302
Health Care - 9.9%
Gilead Sciences	7,000	475,440
Johnson & Johnson	6,000	747,300
Pfizer	20,000	684,200
Thermo Fisher Scientific	4,000	614,400
		2,521,340
Industrials - 10.6%
Aerojet Rocketdyne Holdings *	20,000	434,000
Boeing	3,900	689,754
Chicago Bridge & Iron	16,000	492,000
Costamare	15,000	99,900
Kansas City Southern	4,600	394,496
Lincoln Electric Holdings	7,000	608,020
		2,718,170
Information Technology - 3.3%
Microsoft	13,000	856,180

Materials - 3.8%
Compass Minerals International	6,000	407,100
Constellium, Class A *	20,000	130,000
Vulcan Materials	3,500	421,680
		958,780
Real Estate - 8.9%
Brookfield Asset Management, Class A	18,000	656,280
Texas Pacific Land Trust	3,600	1,007,100
The St. Joe Company *	10,000	170,500
Weyerhaeuser - REIT	12,800	434,944
		2,268,824
Telecommunication Services - 1.8%
Verizon Communications	9,200	448,500
Total Common Stocks
(Cost $10,683,911)		16,658,357

CORPORATE BONDS - 28.4%	Par

Consumer Discretionary - 7.0%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	$263,544
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	502,539
McDonald's
1.875%, 05/29/2019	250,000	251,015
Newell Rubbermaid
3.900%, 11/01/2025	250,000	256,810
Viacom
3.875%, 12/15/2021	250,000	259,583
Walt Disney
5.875%, 12/15/2017	250,000	257,689
		1,791,180
Consumer Staples - 3.8%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	270,858
Bunge Limited Finance
3.500%, 11/24/2020	250,000	256,735
Campbell Soup
2.500%, 08/02/2022	300,000	295,731
Coca-Cola
7.125%, 08/01/2017	150,000	152,912
		976,236
Energy - 2.0%
ConocoPhillips
6.650%, 07/15/2018	250,000	265,731
Murphy Oil
4.700%, 12/01/2022	250,000	243,750
		509,481
Financials - 2.6%
JPMorgan Chase
4.000%, 03/28/2027 ^	250,000	248,503
Opus Bank
5.500%, 07/01/2026 ^	400,000	401,000
		649,503
Health Care - 2.4%
Pfizer
4.650%, 03/01/2018	250,000	257,321
Stryker
4.375%, 01/15/2020	200,000	212,150
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	148,956
		618,427
Industrials - 4.1%
General Electric
5.000%, 12/29/2049 ^	500,000	528,125
Hexcel
4.700%, 08/15/2025	250,000	266,079
Keysight Technologies
4.550%, 10/30/2024	250,000	255,961
		1,050,165
Information Technology - 5.5%
Corning
7.530%, 03/01/2023	110,000	123,386
Intel
2.700%, 12/15/2022	250,000	251,137
KLA-Tencor
4.650%, 11/01/2024	250,000	266,601
Motorola Solutions
3.750%, 05/15/2022	250,000	254,107
Qualcomm
3.450%, 05/20/2025	500,000	507,788
		1,403,019
Telecommunication Services - 1.0%
Qwest
7.125%, 11/15/2043	250,000	247,188
Total Corporate Bonds
(Cost $7,089,891)		7,245,199

MUNICIPAL BONDS - 3.3%	Par
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	$200,000	$200,840
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020 - BHAC Insured	190,000	193,547
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	100,000	100,309
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	360,490

Total Municipal Bonds
(Cost $842,154)		855,186

SHORT-TERM INVESTMENT - 2.8%	Shares
First American Government Obligations, Class Z, 0.61% (a)
(Cost $706,401)	706,401	706,401

Total Investments - 99.8%
(Cost $19,322,357)		25,465,143
Other Assets and Liabilities, Net - 0.2%		63,722
Total Net Assets - 100.0%		$25,528,865

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect as of March 31, 2017.
(a) The rate shown is the annualized seven-day effective yield as of March 31, 2017.
ADR - American Depositary Receipt
BHAC - Berkshire Hathaway Assurance Corporation
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,658,357	$-	$-	$16,658,357
Corporate Bonds	-	7,245,199	-	7,245,199
Municipal Bonds	-	855,186	-	855,186
Short-Term Investment	706,401	-	-	706,401
Total Investments	$17,364,758	$8,100,385	$-	$25,465,143

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

LK Balanced Fund

Cost of investments	$19,322,357

Gross unrealized appreciation	7,085,252
Gross unrealized depreciation	(942,466)
Net unrealized appreciation	$6,142,786

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   May 16, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date   May 16, 2017